Cover	Oct. 08, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 08, 2026
Entity Registrant Name	KB HOME
Entity Incorporation, State or Country Code	DE
Entity File Number	1-9195
Entity Tax Identification Number	95-3666267
Entity Address, Address Line One	10990 Wilshire Boulevard
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90024
City Area Code	310
Local Phone Number	231-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Information [Line Items]
Title of 12(b) Security	Common Stock (par value $1.00 per share)
Trading Symbol	KBH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000795266
Amendment Flag	false
Document Type	8-K
Document Period End Date	Oct. 08, 2026
Entity Registrant Name	KB HOME
Entity Incorporation, State or Country Code	DE
Entity File Number	1-9195
Entity Tax Identification Number	95-3666267
Entity Address, Address Line One	10990 Wilshire Boulevard
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90024
City Area Code	310
Local Phone Number	231-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false